Property, plant and equipment (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	3,043,933	2,331,965
Accumulated depreciation	335,229	245,687
Net book value	2,708,704	2,086,278
Land
Property, Plant and Equipment [Line Items]
Cost	8,266	7,318
Accumulated depreciation	0	0
Net book value	8,266	7,318
Equipment
Property, Plant and Equipment [Line Items]
Cost	71,292	67,740
Accumulated depreciation	25,111	22,712
Net book value	46,181	45,028
Construction in progress
Property, Plant and Equipment [Line Items]
Cost	138,048	63,765
Accumulated depreciation	0	0
Net book value	138,048	63,765
Generation | Renewable Energy
Property, Plant and Equipment [Line Items]
Cost	1,438,229	1,132,631
Accumulated depreciation	166,175	78,772
Net book value	1,272,054	1,053,859
Generation | Thermal
Property, Plant and Equipment [Line Items]
Cost	116,975	208,183
Accumulated depreciation	43,596	78,336
Net book value	73,379	129,847
Distribution | Water & wastewater
Property, Plant and Equipment [Line Items]
Cost	303,410	240,376
Accumulated depreciation	63,807	52,162
Net book value	239,603	188,214
Distribution | Electricity
Property, Plant and Equipment [Line Items]
Cost	277,679	259,461
Accumulated depreciation	16,782	7,765
Net book value	260,897	251,696
Distribution | Gas
Property, Plant and Equipment [Line Items]
Cost	690,034	352,491
Accumulated depreciation	19,758	5,940
Net book value	670,276	346,551